Financial Assets Delivered as Guarantee - Summary of Financial Assets Delivered as Guarantee (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 10,673,334	$ 10,393,093
For transactions with the BCRA [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	7,438,646	8,798,598
For guarantee deposits [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	2,157,606	1,313,836
For securities forward contracts [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 1,077,082	$ 280,659